Arrangements with Off-Balance Sheet Risk (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Guarantees [Abstract]
Schedule of Guarantor Obligations
The following table provides quantitative data regarding our third-party guarantees. The maximum potential payments represent a “worst-case scenario” and do not necessarily reflect amounts that we expect to pay. The carrying amount of liabilities represents the amount included in Accrued liabilities.

	Maximum Potential Payments		Estimated Proceeds from Collateral/Recourse		Carrying Amount of Liabilities
	June 30 2024	December 31 2023	June 30 2024	December 31 2023	June 30 2024	December 31 2023
Contingent repurchase commitments	$388	$404	$388	$404
Credit guarantees	15	15			$14	$14

The following table provides quantitative data regarding our third party guarantees. The maximum potential payments represent a “worst-case scenario” and do not necessarily reflect amounts that we expect to pay. The carrying amount of liabilities represents the amount included in Accrued liabilities.

	Maximum Potential Payments		Estimated Proceeds from Collateral/ Recourse		Carrying Amount of Liabilities
December 31,	2023	2022	2023	2022	2023	2022
Contingent repurchase commitments	$404	$514	$404	$514
Credit guarantees	15	45			$14	$27